COPELAND INTERNATIONAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 102.4%
	Australia - 2.4%
2,543	Steadfast Group Ltd.	$ 9,951

	Austria - 1.5%
104	BAWAG Group A.G.(a)	6,475

	Belgium - 1.6%
82	Montea N.V.	6,744

	Canada - 11.8%
115	Brookfield Infrastructure Corporation	4,966
168	Canadian Apartment Properties REIT	6,085
414	Freehold Royalties Ltd.	4,697
531	InterRent Real Estate Investment Trust	5,728
152	Stella-Jones, Inc.	5,501
60	TMX Group Ltd.	5,983
79	Toromont Industries Ltd.	6,515
114	Tourmaline Oil Corporation	4,996
682	Whitecap Resources, Inc.	5,227
		49,698
	Cayman Islands - 1.4%
10,983	Bosideng International Holdings Ltd.	6,092

	Denmark - 2.3%
187	Sydbank A/S(a)	9,516

	Finland - 1.5%
433	Tokmanni Group Corporation	6,155

	France - 4.7%
76	ARGAN S.A.	6,756
122	IPSOS	7,486
19	Virbac S.A.	5,677
		19,919

COPELAND INTERNATIONAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 102.4% (Continued)
	Germany - 3.7%
195	AIXTRON S.E.	$ 5,982
297	Hensoldt A.G.	9,668
		15,650
	Greece - 2.5%
693	OPAP S.A.	10,759

	Guernsey - 1.2%
3,381	Industrials REIT Ltd.	5,041

	Israel - 1.7%
2,312	Bezeq The Israeli Telecommunication Corp Ltd.(a)	3,201
112	First International Bank Of Israel Ltd.	3,970
		7,171
	Italy - 5.8%
110	Interpump Group SpA	6,040
3,722	Iren SpA(a)	6,444
158	Recordati Industria Chimica e Farmaceutica SpA	6,702
253	Stevanato Group SpA	5,503
		24,689
	Japan - 27.2%
258	Asics Corporation	6,533
201	BayCurrent Consulting, Inc.(a)	7,892
50	Cosmos Pharmaceutical Corporation	4,584
660	Elan Corporation	5,225
99	Fujimi, Inc.	4,746
249	FULLCAST Holdings Company Ltd.	4,613
106	Hamamatsu Photonics KK	5,202
223	Information Services International-Dentsu Ltd.	7,710
437	Internet Initiative Japan, Inc.	8,754
239	JCU Corporation	5,611
239	MISUMI Group, Inc.	5,684
1,406	Mitsubishi UFJ Lease & Finance Company Ltd.	7,341
253	Nakanishi, Inc.	5,238
355	Nippon Gas Company Ltd.	4,960

COPELAND INTERNATIONAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 102.4% (Continued)
	Japan - 27.2% (Continued)
113	Nissan Chemical Corporation	$ 4,963
133	Shoei Company Ltd.	5,274
132	Strike Company Ltd.(a)	3,676
163	Taiyo Yuden Company Ltd.	4,937
247	Takeuchi Manufacturing Company Ltd.(a)	5,277
784	Zeon Corporation	7,415
		115,635
	Netherlands - 1.4%
81	Euronext N.V.(a)	5,910

	Norway - 1.7%
171	Kongsberg Gruppen ASA	7,107

	Sweden - 4.4%
523	Bravida Holding A.B.	5,858
424	Hufvudstaden A.B.(a)	6,163
265	Sagax A.B.	6,520
		18,541
	Switzerland - 2.7%
80	Logitech International S.A.(a)	4,370
291	SIG Combibloc Group A.G.	7,039
		11,409
	United Kingdom - 16.1%
1,572	Advanced Medical Solutions Group plc	4,719
1,171	Bytes Technology Group plc	5,625
1,509	Chemring Group plc	5,343
172	Diploma plc(a)	5,747
221	Halma plc	5,752
647	Hilton Food Group plc	5,585
1,005	Pets at Home Group plc	4,692
536	RS GROUP plc	6,302
1,421	RWS Holdings plc	6,102
668	Treatt plc	4,449
648	UNITE Group plc (The)	7,649

COPELAND INTERNATIONAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 102.4% (Continued)
	United Kingdom - 16.1% (Continued)
334	WH Smith plc	$ 6,361
		68,326
	United States - 6.8%
142	Air Lease Corporation	6,146
135	Inter Parfums, Inc.	16,255
46	Universal Display Corporation	6,249
		28,650

	TOTAL COMMON STOCKS (Cost $440,937)	433,438

	EXCHANGE-TRADED FUND — 1.1%
	United States - 1.1%
75	iShares MSCI EAFE Small-Cap ETF, EQUITY	4,442

	TOTAL EXCHANGE-TRADED FUND (Cost $4,544)	4,442

	TOTAL INVESTMENTS - 103.5% (Cost $445,481)	$ 437,880
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.5)%	(14,948)
	NET ASSETS - 100.0%	$ 422,932

A/S	- Anonim Sirketi
EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S/A	- Société Anonyme

(a)	The value of this security has been determined in good faith under policies of the Board of Trustees.